Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Other receivables

7. Other receivables

Other receivables consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Deposit	$32,112	$17,787
Others	1,465	1,401
Total	$33,577	$19,188

Other receivables are mainly rental deposit for office and warehouse.